Common Stock and Additional Paid-in Capital - Reverse stock splits (Details)	4 Months Ended	9 Months Ended
	Apr. 24, 2017	Sep. 22, 2017
Stockholders' Equity, Reverse Stock Split		1-for-9,200 reverse stock split
Annual General Meeting | Minimum
Stockholders' Equity, Reverse Stock Split	1-for-2 reverse stock split
Annual General Meeting | Maximum
Stockholders' Equity, Reverse Stock Split	1-for-100,000 reverse stock split